Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	$ 217,923	$ 192,105
Cost of mine operations
Production costs	88,537	69,544
Depreciation and amortization	25,082	21,434
Mineral resource taxes	5,952	5,004
Government fees and other taxes	2,643	2,374
General and administrative	11,408	9,587
Cost of sales	133,622	107,943
Income from mine operations	84,301	84,162
Corporate general and administrative	14,181	12,365
Property evaluation and business development	921	(3,237)
Foreign exchange (gain) loss	(267)	7,746
Loss on disposal of plant and equipment	210	293
Share of loss in associates	2,188	1,846
Loss (gain) on equity investments desgined as FVTPL	3,485	(7,732)
Other expense	1,018	1,157
Income from operations	62,565	71,724
Finance income	5,217	3,767
Finance costs	(10,710)	(1,988)
Income before income taxes	57,072	73,503
Income tax expense	13,788	12,994
Net income	43,284	60,509
Attributable to:
Equity holders of the Company	30,634	46,376
Non-controlling interests	12,650	14,133
Net income	$ 43,284	$ 60,509
Earnings per share attributable to the equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.17	$ 0.27
Diluted earnings per share (in Dollars per share)	$ 0.17	$ 0.26
Weighted Average Number of Shares Outstanding - Basic (in Shares)	176,534,501	174,868,256
Weighted Average Number of Shares Outstanding - Diluted (in Shares)	178,323,968	177,074,004